Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	TLG ACQUISITION ONE CORP.
Entity Central Index Key	0001827871
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	515 North Flagler Drive, Suite 520
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	945-8340
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 2
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	John Michael Lawrie
Entity Address, Address Line One	515 North Flagler Drive, Suite 520
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	945-8340